Condensed Statement of Operations (Parenthetical)			12 Months Ended
	Feb. 02, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Nov. 30, 2020 shares	[1]
Founder Shares [Member]
Founder shares outstanding	6,900,000	6,900,000	6,900,000
Stock split effected	0.012	0.012	0.012
Founder shares issued	6,900,000	6,900,000	6,900,000
Common Class B [Member]
Founder shares outstanding		6,900,000	6,900,000	6,900,000	6,900,000	0
Common Class B [Member] | Over-Allotment Option [Member] | Shares Subject To Forfeiture [Member]
Founder shares outstanding		900,000	900,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).